Significant accounting policies - Employee Benefits (Details)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Percentage of bonus paid immediately around year-end, Senior Management Bonus Scheme	50.00%
Percentage of deferred bonus paid for three years, Senior Management Bonus Scheme	50.00%
Duration of deferred payment for remaining 50% of Senior Management Bonus	3 years
Share price below threshold in which the deferred bonus will be adjusted and the remainder will be forfeited	10.00%
Share price above threshold in which the deferred bonus will be forfeited	10.00%